Segment information - Major customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of major customers [line items]
Revenue	€ 478,053	€ 834,901	[1]	€ 278,666	[1]
United States of America
Disclosure of major customers [line items]
Revenue	472,445	793,873		116,680
Europe
Disclosure of major customers [line items]
Revenue	5,607	41,028		161,986
Gilead | United States of America
Disclosure of major customers [line items]
Revenue	€ 472,445	€ 793,873	[2]	€ 116,640
Percentage of entity's revenue	99.00%	95.00%	[2]	42.00%
Gilead | North America and Europe
Disclosure of major customers [line items]
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones		€ 245,900
Gilead | Europe
Disclosure of major customers [line items]
Revenue	€ 1,460	€ (4,570)		€ 7,793
Percentage of entity's revenue	0.00%	1.00%		3.00%
AbbVie | Europe
Disclosure of major customers [line items]
Revenue	€ (52)	€ 26,356		€ 89,936
Percentage of entity's revenue	0.00%	3.00%		32.00%
Novartis | Europe
Disclosure of major customers [line items]
Revenue	€ 4,125	€ 19,177		€ 55,218
Percentage of entity's revenue	1.00%	2.00%		20.00%
Les Laboratoires Servier | Europe
Disclosure of major customers [line items]
Revenue	€ 0	€ 0		€ 9,000
Percentage of entity's revenue	0.00%	0.00%		3.00%
Major customers
Disclosure of major customers [line items]
Revenue	€ 477,978	€ 834,836		€ 278,587
Percentage of entity's revenue	100.00%	100.00%		100.00%

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.
[2]	Following the contract amendment with Gilead in 2019, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.